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		  UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

		   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
	      INVESTMENT COMPANIES

Investment Company Act file number: 811-05807

              NAIC GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

	   Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
		(248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003







ITEM 1. REPORTS TO STOCKHOLDERS.



NAIC Growth Fund, Inc.
Annual Report
December 31, 2003
www.naicgrowthfund.com


Contents
Report to Shareowners	 	 		 2
Statement of Assets and Liabilities		 3
Statement of Operations		 		 4
Statements of Changes in Net Assets		 5
Financial Highlights		  		 6
Portfolio of Investments		 	 7
Notes to Financial Statements			10
Report of Independent Public Accountants	14
Dividends and Distributions			15
NAIC Growth Fund, Inc., Board of Directors	19
Shareowner Information				21

Report to Shareowners:
December 31, 2003

     Stock prices generally advanced in 2003 although some familiar names lagged the market through the year. The Dow Jones Industrial Average increased 25.3% while the Standard & Poor's 500 gained 24.6%. Adjusting for the dividend of $0.3482 attributable to 2003, the NAV for the NAIC Growth Fund was up 18.1%. A portion of the shortfall can be attributed to the advancement in prices coming primarily from many cyclical stocks in the popular averages.

     The Fund managers have been concentrating on the expense ratio that has been high due to the small size of assets under management. The public offering that went into effect last year is an effort to increase the total value of the Fund. This led to some increased expenses because of registration and legal fees. However, by increasing total assets, future expenses should remain fairly stable with the expense ratio narrowing. Management continues to monitor that aspect carefully.

     During the year, there was a partial sale of 4,000 Stryker leaving 10,000 shares in the portfolio. In addition, positions were eliminated with the sale of Del Monte Foods, Medco Health Systems
(both were spin-offs of stocks held), PolyOne, Wyeth, Vishay Intertechnology, Eli Lilly, Intel and Federal Signal.

     One new stock was added with the purchase of 5,000 Avery Dennison. We also increased our positions with purchases of 4,000 Albertson's (15,000), 1,250 Biomet (17,000), 1,000 Carlisle Companies (9,000), 1,000 Comerica (10,000), 4,000 Conagra (18,000), 800
Huntington Bancshares (25,000), 3,000 Johnson & Johnson (15,000), 7,000 Newell Rubbermaid (16,000), 7,000 Pentair (14,000), 3,000
PepsiCo (15,000), 3,000 RPM International (25,000), 2,000 Synovus Financial (24,000) and 2,000 Teleflex (12,000).

     Reported earnings for most major companies continue to rise with comparisons to corresponding quarters being favorable. Since stock prices reflect earnings and potential earnings over the long-term, the Fund managers are optimistic with the turn around in the economy.






Thomas E. O'Hara				    Kenneth S. Janke
 Chairman		                             President




NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2003

ASSETS

Investment securities
   -at market value (cost $9,695,659)		       $20,042,690
Short-term investments
   -at amortized cost					 4,195,982
Cash and cash equivalents				 1,027,387
Dividends & interest receivable 			    49,678
Prepaid insurance		  			    14,082
Prepaid fees		  				    45,697

						       $25,375,516
LIABILITIES

Dividends payable			  823,939
Accounts payable			   50,380          874,319

TOTAL NET ASSETS				       $24,501,197


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
  authorized 50,000,000 shares,
    outstanding 2,368,452 shares		       $     2,369
Additional Paid-in Capital				14,155,602
Undistributed net investment income			   (3,805)
Unrealized appreciation of investments			10,347,031


SHAREOWNERS' EQUITY				       $24,501,197

NET ASSET VALUE PER SHARE			       $     10.34


See notes to financial statements



NAIC Growth Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME

     Interest					       $    52,707
     Dividends						   360,962

						       $   413,669
EXPENSES

     Advisory fees	                  168,765
     Legal fees	                           99,648
     Transfer agent 	                   24,634
     Expense reimbursement	           19,535
     Insurance	                           19,494
     Audit fees	                           13,150
     Other professional services	   12,000
     Printing	                           11,392
     Custodian fees	                   10,094
     Directors' fees & expenses	            9,189
     Mailing & postage	                    5,320
     Other fees & expenses	            4,534
     Annual shareowners' meeting            3,318

     Total Expenses		                        $ 401,073

        Net investment income		                   12,596

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Realized gain on investments:
     Proceeds from sale of
        investment securities	        2,097,775
     Cost of investment
        securities sold	                1,290,826
      Net realized gain on investments		          806,949
    Unrealized appreciation of investments:
     Unrealized appreciation at
        beginning of year	        7,459,777
     Unrealized appreciation at
        end of year	               10,347,031
      Net change in unrealized
	 appreciation on investments			2,887,254
      Net realized and unrealized
	 gain on investments				3,694,203

NET INCREASE FROM OPERATIONS			        3,706,799

See notes to financial statements




NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
For the years ended:
			     December 31, 2003     December 31, 2002
FROM OPERATIONS:

Net investment income		     $   12,596		$    43,718
Net realized gain on investments	806,949		  1,181,894
Net change in unrealized
     appreciation on investments      2,887,254	        (4,492,496)
   Net increase/(decrease) from
     operations	                      3,706,799	        (3,266,884)

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income			 16,990		     43,435
Net realized gain from investment
     transactions			806,949		  1,181,894
   Total distributions	                823,939		  1,225,329

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment			748,337		    869,087
Cash purchases				314,679		    269,238
    Net increase from capital
     stock transactions	              1,063,016	          1,138,325
    Net increase/(decrease) in
     net assets		              3,945,876	        (3,353,888)
TOTAL NET ASSETS:

Beginning of year		    $20,555,321	        $23,909,209

End of year (including
      undistributed net investment
      income of ($3,805) and $590,
      respectively)		    $24,501,197	        $20,555,321

Shares:
Shares issued to common stockholders
      under the dividend reinvestment
      plan, cash purchase plan, and
      follow-on offering	        104,355		    105,255

Shares at beginning of year	      2,264,097		  2,158,842

Shares at end of year	              2,368,452		  2,264,097


See notes to financial statements



NAIC Growth Fund, Inc.
  Financial Highlights (a)
  For the years ended:
                                 2003   2002   2001    2000   1999

Net asset value at beginning
     of year                    $9.08  $11.08 $11.96 $11.22  $10.86

Net investment income             .01     .02    .04    .09     .08
  Net realized and unrealized
    gain (loss) on investments   1.60  (1.48)  (.25)   2.18     .76
Total from investment operations 1.61  (1.46)  (.21)   2.27     .84

Distribution from:
  Net investment income         (.01)   (.02)  (.04)  (.09)   (.09)
  Realized gains                (.34)   (.52)  (.63) (1.44)   (.39)
    Total distributions         (.35)   (.54)  (.67) (1.53)   (.48)

Net asset value at end of
    period                     $10.34   $9.08 $11.08 $11.96  $11.22

Per share market value,
    end of period
    last traded price (b)       $9.50   $9.95 $10.75 $10.50  $10.00

Total Investment Return
    Annualized:
Based on market value
    1 year                    (1.02%)   2.10%  3.70%  30.90%  2.85%
    from inception             9.94%   10.86% 11.66%  12.57% 10.28%
Based on net asset value
    1 year                    18.05% (13.81%) (1.59%) 27.27%  7.75%
    from inception            10.63%  10.06%  12.42%  13.81% 13.15%

Net Assets, end of year
    (000's)         $24,501.2 $20,555.3 $23,909.2 $23,927.8 $22,351.7

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets (c)     1.79%   1.61%   1.57%   1.25%  1.00%
Ratio of net investment income
    to average net assets (c)   .06%    .17%   0.32%   0.74%  0.70%
Portfolio turnover rate       11.31%  11.19%   1.77%  10.61%  4.20%
Average commission rate paid
    per share                $0.125   $0.125  $0.125  $0.125  $0.125


(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on Sept. 18, 2000.
(b) If there was no sale on the valuation date, the bid price for each such date is shown.
(c) For the years ended 2000, & 1999, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, and 1999, the ratio of expenses to average net assets would have been 1.44%, & 1.37%, and the ratio of net investment income to average net assets would have been 0.55%, & 0.32%, for each of these years.


NAIC Growth Fund, Inc.
Portfolio of Investments - December 31, 2003

%  Common Stock       Shares      Cost       Market


3.1    Auto Replacement

O'Reilly Auto*        20,000    $242,606   $770,400

12.2   Banking

Bank One Corp.        10,000	 331,370    455,400
Citigroup             15,000      53,760    726,450
Comerica, Inc.	      10,000     404,669    563,100
Huntington Banc.      25,000     238,023    559,750
Synovus Financial     24,000     239,517    694,080

2.8    Building Products

Johnson Controls       6,000      96,895    691,500

2.8    Chemicals

RPM                   25,000     287,099    409,000
Sigma Aldrich          5,000      94,937    286,550

3.5    Consumer Products

Colgate-Palmolive     10,000     200,450    499,100
Newell Rubbermaid     16,000     413,527    362,880

2.8    Electrical Equipment

General Electric      22,000     378,341    675,840

2.2    Electronics

Diebold               10,000     269,187    538,100

8.4    Ethical Drugs

Johnson & Johnson     15,000     614,274    770,550
Merck & Co., Inc.     10,000     359,350    455,000
Pfizer, Inc.          23,000     442,195    806,610

1.7    Financial Services

State Street Boston    8,000      75,500    417,680

7.2    Food

Albertson's           15,000     407,968    336,900
ConAgra               18,000     351,815    471,960
Heinz, H.J.           10,000     309,522    364,200
McCormick & Co.       20,000     223,975    592,600

7.7    Hospital Supplies

Biomet Corp.          17,000     166,709    611,490
Invacare	      10,000	 245,375    413,600
Stryker Corp.         10,000      95,500    848,000

2.9    Industrial Services

Donaldson Co.         12,000     162,563    709,560

5.6    Insurance

AFLAC, Inc.           20,000     143,906    719,000
American Int'l Group  10,000     196,449    660,200

2.6     Machinery

Emerson Electric Co.  10,000     335,278    648,100

7.3     Multi Industry

Carlisle               9,000	 364,086    550,890
Pentair               14,000     456,569    644,840
Teleflex              12,000     356,378    582,240

1.1     Office Supplies

Avery Dennison         5,000     264,504    277,800

2.0     Realty Trust

First Industrial
 Realty Trust         14,000    394,963     483,420

2.9     Soft Drinks

PepsiCo               15,000    335,649     699,300

3.0     Transportation

Sysco Corp.           20,000    142,750     746,600



81.8% Investment
        Securities           $9,695,659  $20,042,690


   Short-term Investments

17.1  United States Treasury Bills,
       Maturing 1/29/2004                 $4,195,982

 4.2  Misc. Cash Equivalents               1,027,387
21.3%                                     $5,223,369

Total Investments                        $25,266,059

(3.1)  All other assets less liabilities   (764,862)

100%  TOTAL NET ASSETS                   $24,501,197



*Non-Income Producing Security

See notes to financial statements



Top Ten Holdings - NAIC Growth Fund, 12/31/03

		         Market              % of
Company	                  Value         Portfolio Investments

Stryker                 $848,000 	       3.5

Pfizer                   806,610               3.3

Johnson & Johnson        770,550               3.1

O'Reilly Auto            770,400               3.1

Sysco                    746,600               3.0

Citigroup                726,450               3.0

AFLAC                    719,000               2.9

Donaldson                709,560               2.9

PepsiCo.	         699,300	       2.9

Synovus Financial	 694,080	       2.8




See notes to financial statements


NAIC Growth Fund, Inc.
Notes to Financial Statements

(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the  "Fund") was organized under
Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see
Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is
amortized from the date of acquisition to maturity.   Investment security
purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.


The following information is based upon Federal income tax cost of portfolio investments as of December 31, 2003:

	Gross unrealized appreciation              $ 10,468,746
	Gross unrealized depreciation		       (121,715)

    	   Net unrealized appreciation	           $ 10,347,031
	Federal income tax cost	                  $   9,695,659

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee.

A director of the Fund provides professional services to the fund. The fees for those services amounted to $12,000 for the year ended December 31, 2003.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund.
For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - Standard Federal Bank, NA (SFB) serves as the Fund's custodian pursuant to the Custodian Agreement. As the Fund's custodian, SFB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee. American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend Disbursement Agreements. American Stock Transfer and Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase Plan (the
"Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, if on the valuation date the net asset value per share is lower than the market price at the close of trading on that day, then the Plan Agent will elect on behalf of the shareowners who are participants of the Plan to take the dividends in newly issued shares of the Fund's common stock. If net asset value exceeds the market price on the valuation date, the Plan Agent will elect to receive cash dividends, and will promptly buy shares of the Fund's common stock on whatever market is consistent with best price and execution.
The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
On December 4, 2003, a distribution of $0.3482 per share aggregating $823,939 was declared from net investment income and realized gains. The dividend will be paid on January 29, 2004, to shareowners of record December 15, 2003.

The tax character of distributions paid during 2003 and 2002 was as follows:

Distributions paid from:		 2003		 2002
   Ordinary income                    $ 16,990      $   43,435
   Long-term capital gain              806,949       1,181,894
				      $823,939      $1,225,329


As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income			        ($3805)
Unrealized appreciation                             $10,347,031


(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the year ended December 31, 2003, were $1,971,597 and $2,097,792, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

Report of Independent Public Accountants

To the Board of Directors and Shareowners of naiC Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of NAIC Growth Fund, Inc., including the portfolio of investments, as of December 31, 2003 and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of NAIC Growth Fund, Inc. for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose most recent report dated January 4, 2002 expressed an unqualified opinion on the financial statements containing those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAIC Growth Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


						Plante & Moran, PLLC

January 7, 2004


NAIC Growth Fund, Inc.
Dividends and Distributions:  Dividend Reinvestment and Cash Purchase
Plan

     We invite you to join the Dividend Reinvestment and Cash
Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. THOSE SHAREOWNERS WHO HAVE ELECTED TO PARTICIPATE
IN THE PLAN NEED NOT DO ANYTHING FURTHER TO
MAINTAIN THEIR ELECTION.

     American Stock Transfer and Trust Company will act as the Plan Agent on behalf of shareowners who are participants in the Plan.

     All shareowners of the Fund (other than brokers and nominees of financial institutions) who have not previously elected to participate in the Plan or who have terminated their election may elect to become participants in the Plan by filling in and signing the form of authorization obtainable from American Stock Transfer and Trust Company, the transfer agent for the Fund's shares and the shareowners' agent for the Plan, and mailing it to American Stock Transfer and Trust Company P.O. Box 922 Wall Street Station, New York, NY 10038. The authorization must be signed by the registered shareowners of an account. Participation is voluntary and may be terminated or resumed at any time upon written notice from the participant received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

     Dividend payments and other distributions to be made by the Fund to participants in the Plan either will be paid to the Plan Agent in cash (which then must be used to purchase shares in the open market) or, will be represented by the delivery of shares depending upon which of the two options would be the most favorable to participants, as hereafter determined. On each date on which the Fund determines the net asset value of the shares (a Valuation Date), and which occurs not more than five business days prior to a date fixed for payment of a dividend or other distribution from the Fund, the Plan Agent will compare the determined net asset value per share with the market price per share. For all purposes of the Plan, market price shall be deemed to be the highest price bid at the close of the market by any market maker on the date which coincides with the relevant Valuation Date, or, if no bids were made on such date, the next preceding day on which a bid was made. The market price was $9.50 on December 31, 2003. If the net asset value in any such comparison is found to be lower than said market price, the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by issuing additional shares to the Participants in the Plan at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share determined as of the close of business on the relevant Valuation Date. However, if the net asset value per share (as determined above) is higher than the market price per share, then the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by a cash payment to the Plan Agent for the account of Plan participants and the Plan Agent then shall use such cash payment to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the first trading day following receipt of the cash payment from the Fund, any remaining funds shall be used by the Plan
Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share as of the date coinciding with or next preceding the date of the relevant Valuation
Date.

     Participants in the Plan will also have the option of making additional cash payments to the Plan Agent, on a monthly basis, for investment in the Fund's shares. Such payments may be made in any amount from a minimum of $50.00 to a maximum of $1,000.00 per month. The Fund may, in its discretion, waive the maximum monthly limit with respect to any participant. At the end of each calendar month, the Plan Agent will determine the amount of funds accumulated. Purchases made from the accumulation of payments during any one calendar month will be made on or about the first business day of the following month (Investment Date).
The funds will be used to purchase shares of the Fund's common stock from the Fund if the net asset value of the shares is lower than the market price as of the Valuation Date which occurs not more than five business days prior to the relevant Investment Date. In such case, such shares will be newly issued shares and will be issued at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share. If the net asset value per share is higher than the market price per share, then the Plan Agent shall use such cash payments to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the Investment Date, any remaining cash payments shall be used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five (95%) percent of the market price per share as of the relevant Valuation Date. All cash payments received by the Plan Agent in connection with the Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time of receipt and processing by the Plan Agent, participants that wish to make voluntary cash payments should send such payments to the Plan Agent in such a manner that assures that the Plan Agent will receive and collect Federal Funds by the end of the month. This procedure will avoid unnecessary accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges.
If a voluntary cash payment is not received in time to purchase shares in any calendar month, such payment shall be invested on the next
Investment Date. A participant may withdraw a voluntary cash payment by written notice to the Plan Agent if the notice is received by the Plan Agent at least forty-eight hours before such payment is to be invested by the Plan Agent.

     American Stock Transfer and Trust Company as the Plan Agent will perform bookkeeping and other administrative functions, such as maintaining all shareowner accounts in the Plan and furnishing written confirmation of all transactions in the account, including information needed by shareowners for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareowner's proxy will include those shares purchased pursuant to the Plan and of record as of the record date for determining those shareowners who are entitled to vote on any matter involving the Fund.
In case of shareowners such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by such shareowners as representing and limited to the total number of shares registered in the shareowner's name and held for the account of beneficial owners who have elected to participate in the Plan.

     There are no special fees or charges to participants other than reasonable transaction fees and a termination fee of $15.00 plus 10 cents per share.

     With respect to purchases from voluntary cash payments, the Plan Agent will charge a pro rata share of the brokerage commissions, if any. Brokerage charges for purchasing small blocks of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing shares for all participants in larger blocks and prorating the lower commission rate thus applied.

     The automatic reinvestment of dividends and distributions will not relieve participants of any income tax liability associated therewith.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment received and any dividend or distribution to be paid subsequent to a date specified in a notice of the change sent to all shareowners at least ninety days before such specified date. The Plan may also be terminated on at least ninety days written notice to all shareowners in the Plan. All correspondence concerning the Plan should be directed to American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038.


Directors Who Are Interested Persons of the Fund

Thomas E. O'Hara
Age 88
Chairman of the Board and Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman Emeritus of the Board and Trustee of the National Association of Investors Corporation, a nonprofit corporation engaged in investment education ("NAIC") and Chairman Emeritus and Director of Growth Fund Advisor, Inc., the Fund's investment adviser (the "Investment Adviser") February, 2002 to present. Chairman and Trustee of NAIC and Chairman and Director of the Investment Adviser to February, 2002.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Kenneth S. Janke
Age 69
Director, President and Treasurer
Term of Office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman and Trustee of NAIC and Chairman, Chief Executive Officer and Director of the Investment Adviser from July, 2002. Chairman, Chief Executive Officer and Trustee of NAIC and Chairman, Chief Executive Officer and Director of the Investment Adviser from February, 2002 to July 2002. President and Trustee of NAIC and President and Director of the Investment Adviser to February, 2002.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
Director, AFLAC.
Incorporated (insurance).

Lewis A. Rockwell
Age 85
Director and Secretary
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Counsel to the law firm of Bodman, Longley & Dahling LLP, counsel to the Fund, NAIC and the Investment Adviser; Trustee and Secretary of NAIC; Director and Secretary of the Investment Adviser.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Peggy L. Schmeltz
Age 76
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years.

Adult Education Teacher; Trustee of NAIC; Director of Bowling Green State University Foundation Board. Former member of NYSE Advisory Committee.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.


*The address of each is the address of the Fund. Messrs. O'Hara, Janke and Rockwell and Mrs. Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a trustee of NAIC and a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are trustees and officers of NAIC and directors and officers of the Investment Adviser, as noted above.
Mrs. Schmeltz is an interested person because she is a trustee of NAIC.

**The Fund is not part of any fund complex.

Carl A. Holth
Age 71
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

President and Director, Greater Detroit Capital Corporation; Financial Consultant and President of Carl A. Holth & Associates, Inc. (a private financial consulting and business appraisal firm); Director, Sunshine Fifty, Inc., and Harrison Piping Supply, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Benedict J. Smith
Age 83
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Retired; Director and Treasurer, Detroit Executive Service Corps;
Director, Vista Maria (nonprofit charitable organization); Trustee, Henry Ford Health System, Behavioral Services.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None

James M. Lane
Age 73
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director, Wheaton College, William Tyndale College,
Baseball Chapel, Inc. and Christian Camps, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
Chateau Communities, Inc. (Owner and operator of manufactured home communities)

Luke E. Sims
Age 54
Director
Term of office
one year.
Served as a director since 2002.

Principal Occupation(s) During Past 5 Years

Partner in the law firm of Foley & Lardner; Director, Wilson-Hurd Mfg. Co. and Notre Dame Middle School, Inc.

Number of Portfolios in Fund Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
LaCrosse Footwear, Inc. (manufacturer and marketer of sporting and industrial footwear)


*The address of each is the address of the Fund.

*The Fund is not part of any fund complex.

Additional information concerning the directors of the Fund is contained in the Fund's Statement of Additional information which is available, without charge, upon request by calling (877) 275-6242.


The Fund's Investment Adviser is a wholly owned subsidiary of N.A.I.C. Holding Corporation, a Michigan corporation which conducts no business activities. NAIC and N.A.I.C. Holding Corporation are each wholly owned subsidiaries of the National Association of Investment Clubs Trust (the "Trust"). Mr. O'Hara is the Chairman Emeritus and a Trustee of the Trust; Mr. Janke is the Chairman and a Trustee of the Trust; and Mr. Rockwell is the Secretary and a Trustee of the Trust. The Fund is the Investment Adviser's sole advisory client.

No director or nominee for election as director, nor any of their immediate family members, owns any securities beneficially or of record in the Fund's Investment Adviser or any of its affiliates.

There were four meetings of the Board of Directors held during 2002. Each Director attended at least 75% of the meetings of the Board of Directors and committees of the Board on which he or she served during 2002.



NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI

Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL

Peggy L. Schmeltz
Director,
Bowling Green, OH


Luke E. Sims
Director,
Milwaukee, WI


Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago Stock Exchange is GRF. You may wish to visit the Chicago Stock Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions.
Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer and Trust Company,
P.O. Box 922 Wall Street Station, New York, NY 10038  Telephone
1-800-937-5449

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write
American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038 Telephone 1-800-937-5449

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242;
(2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at www.sec.gov.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220, Royal Oak,
Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics for Financial Professionals, which applies to the principal executive officer of the Fund, all professionals serving as principal financial officer, the principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by by Fund or a third party, and the members of the Fund's Board of Directors. The Code of Ethics for Financial Professionals has been posted on the Fund's website at www.naicgrowthfund.com

There have been no amendments to or waivers from any provisions of the Code of Ethics for Financial Professionals since its adoption.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that the Fund has at least one audit committee financial expert serving on its audit committee, Benjamin J. Smith, who is independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees. Plante & Moran, LLP was paid $13,600 for the fiscal year ending December 31, 2003 and $15,000 for the fiscal year ending December 31, 2002 by the Fund for audit fees.

     Audit-Related Fees. Plante & Moran, LLP was not paid any audit-related fees by the Fund in either of the last two fiscal years.

     Tax Fees. Plante & Moran, LLP was paid $3,180 for the fiscal year ending December 31, 2003 and $3,000 for fiscal year ending
December 31, 2002 by the Fund for tax fees, for services in connection with the preparation of the Fund's tax returns and assistance with IRS notice and tax matters.

     All Other Fees. Plante & Moran, LLP was paid $8,725 for the fiscal year ending December 31, 2003 by the Fund for all other fees, for services in connection with (i) the review of registration documents and consent procedures and a comfort letter and related procedures with respect to the Fund's registration statement filed with the Securities and Exchange Commission for its follow-on offering, and (ii) assistance with year-end dividend calculation and reporting.

     "Audit fees" are fees paid by the Fund to Plante & Moran, PLLC for professional services for the audit of our financial statements, or for services that are usually provided by an auditor in connection with statutory and regulatory filings and engagements. "Audit-related fees" are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements.
"Tax fees" are fees for tax compliance, tax advice and tax planning. All other fees are fees billed for any services not included in the first three categories.

     The Fund's audit committee has not adopted "pre-approval policies and procedures," as such term is used in Rule 2-01(c)(7)(i) of Regulation S-X promulgated by the Securities and Exchange Commission ("Regulation S-X"), for the provision of non-audit services to the Fund by Plante & Moran, PLLC. None of the services represented by the fees set forth above were provided in accordance with the "de minimis" exception to audit committee approval that appears in Rule 2-01(c)(7)(i)(C) of Regulation S-X.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund's Board of Directors has separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Carl A. Holth, Benjamin J. Smith and James M. Lane.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242 and (2) on the Fund's website at www.naicgrowthfund.com.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (i) As of February 22, 2004, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's controls and procedures are adequately and effectively designed to insure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files is accumulated and communicated to the registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 6 months ending December 31, 2003 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Act.

(A)(3)	Not applicable.

(B)	Certification Pursuant to 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: February 25, 2004

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: February 25, 2004